Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Taxes
Schedule of reconciliation of income tax

	December 31, 2023	December 31, 2022	December 31, 2021
Loss before tax	10,556,227	20,804,213	15,351,914
Tax calculated at a tax rate of 13.99%	1,476,816	2,910,509	2,147,733
Effect of different tax rates in USA and France	1,658	3,801	5,398
Deductible expenses charged against equity for issuance of shares	37,374	98,591	382,829
Sale of treasury shares by a subsidiary, recognized as financial loss (income) in standalone financial statements	485,867	1,666,594	(8,556)
Expenses not deductible for tax purposes	(321,494)	(434,593)	(145,195)
Temporary differences	(1,836)	(1,324)	(954)
Total tax losses not recognized as deferred tax asset	(1,678,385)	(4,243,578)	(2,381,255)
Income tax expense	—	—	—

Schedule of tax losses carry forwards

	December 31, 2023	December 31, 2022	December 31, 2021
2022	—	—	3,540,541
2023	—	141,425,567	141,425,567
2024	290,949	290,949	290,949
2025	3,586,490	3,586,490	3,586,490
2026	23,467,840	23,467,840	23,467,840
2027	12,590,566	12,590,566	9,831,196
2028	28,427,419	28,427,419	24,391,568
2029	65,365,173	65,367,349	—
2030	19,766,179	—	—
Total unrecorded tax losses carry forwards.	153,494,616	275,156,180	206,534,151